NORTHERN LIGHTS VARIABLE TRUST

May 2, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Variable Trust – TOPS TM Capital Preservation ETF Portfolio

     TOPS TM Balanced ETF Portfolio

TOPS TM Moderate Growth ETF Portfolio

TOPS TM Growth ETF Portfolio

TOPS TM Aggressive Growth ETF Portfolio

TOPS TM Protected Balanced ETF Portfolio

TOPS TM Protected Moderate Growth ETF Portfolio

TOPS TM Protected Growth ETF Portfolio

Post Effective Amendment No. 54 to the Registration Statement on Form N-1A

(File No. 333-131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust (the “Trust”), on behalf of TOPS TM Capital Preservation ETF Portfolio, TOPS TM Balanced ETF Portfolio, TOPS TM Moderate Growth ETF Portfolio, TOPS TM Growth ETF Portfolio, TOPS TM Aggressive Growth ETF Portfolio, TOPS TM Protected Balanced ETF Portfolio, TOPS TM Protected Moderate Growth ETF Portfolio and TOPS TM Protected Growth ETF Portfolio (the “Portfolios”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 54 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 16, 2012 (SEC Accession No. 0000910472-12-001135).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or to me at (631) 470-2600.

Very truly yours,

/s/ James P. Ash, Esq.

James P. Ash, Esq.

Secretary

cc:   JoAnn M. Strasser, Esq.